Stock-Based Compensation - Equity Incentive Plans (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 24, 2016	May 31, 2014	Dec. 31, 2012
Equity Incentive Plans
Granted (in shares)			1,997,964	1,961,150
Stock options
Equity Incentive Plans
Granted (in shares)	264,976	24,584
Amended 2012 Equity Incentive Plan
Equity Incentive Plans
Shares authorized for issuance	7,243,330					7,243,329	4,392,000
Shares available for future issuance	0		762,421		776,839
Amended 2012 Equity Incentive Plan | Stock options
Equity Incentive Plans
Granted (in shares)	0
2016 Equity Incentive Plan
Equity Incentive Plans
Shares authorized for issuance	5,490,000
Shares available for future issuance	5,248,202